Stockholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Schedule of Warrants Outstanding and Exercisable [Line Items]
Number of Warrants, Outstanding and Exercisable at ending	4,295,380	4,295,380		9,531,242
Weighted Average Exercise Price, Outstanding and Exercisable at ending (in Dollars per share)	$ 120.39	$ 120.39		$ 39.44
Weighted Average Remaining Life In Years, Outstanding and Exercisable at ending	3 years 7 months 6 days	3 years 7 months 6 days	3 years 8 months 19 days	3 years 8 months 19 days
Aggregate Intrinsic Value, Outstanding and Exercisable at ending
Number of Warrants, Exercise of prefunded warrants				(3,440,000)
Weighted Average Exercise Price, Exercise of prefunded warrants (in Dollars per share)				$ 0
Weighted Average Remaining Life In Years, Exercise of prefunded warrants
Aggregate Intrinsic Value,Exercise of prefunded warrants (in Dollars)
Number of Warrants, Expiration of warrants				(186,316)
Weighted Average Exercise Price, Expiration of warrants (in Dollars per share)				$ 459.49
Weighted Average Remaining Life In Years, Expiration of warrants
Aggregate Intrinsic Value, Expiration of warrants (in Dollars)
Number of Warrants, Issued prefunded warrants				3,440,000
Weighted Average Exercise Price, Issued prefunded warrants (in Dollars per share)				$ 0
Weighted Average Remaining Life In Years, Issued prefunded warrants
Aggregate Intrinsic Value, Issued prefunded warrants (in Dollars)
January 2023 Offering [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Number of Warrants, Issued				14,840,198
Weighted Average Exercise Price, Issued (in Dollars per share)				$ 2.52
Weighted Average Remaining Life In Years, Issued				4 years 25 days
Aggregate Intrinsic Value, Issued (in Dollars)
Number of Warrants, Exercise of warrants				(859,770)
Weighted Average Exercise Price, Exercise of warrants (in Dollars per share)				$ 2.52
Weighted Average Remaining Life In Years, Exercise of warrants
Aggregate Intrinsic Value, Exercise of warrants (in Dollars)
November 2023 Warrant Inducement [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Number of Warrants, Issued				1,462,790
Weighted Average Exercise Price, Issued (in Dollars per share)				$ 2
Weighted Average Remaining Life In Years, Issued				4 years 8 months 12 days
Number of Warrants, Exercise of warrants				(10,021,040)
Weighted Average Exercise Price, Exercise of warrants (in Dollars per share)				$ 2
Weighted Average Remaining Life In Years, Exercise of warrants